Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares subject to possible redemption price per share (in Dollars per share)	$ 10
Class A Ordinary Shares
Shares subject to possible redemption	31,116,305	31,116,305
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	31,116,305	31,116,305
Ordinary shares, shares outstanding	31,116,305	31,116,305
Shares subject to possible redemption price per share (in Dollars per share)		$ 10
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	7,779,076	7,779,076
Ordinary shares, shares outstanding	7,779,076	7,779,076